Acquisitions (Details) - Schedule of Assets Acquired - Assets Recognized [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Inventory	$ 1,120,000	$ 1,120,000
ENTADFI Intangible	17,906,771	17,906,771
Total fair value of identifiable assets acquired	$ 19,026,771	$ 19,026,771